Segment and Geographical Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,611,856	$ 2,929,491
Geographic Concentration Risk | Sales Revenue, Net
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,611,856	$ 2,929,491
Revenues (as a percent)	100.00%	100.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 316,699	$ 192,721
Revenues (as a percent)	6.90%	6.60%
Geographic Concentration Risk | Sales Revenue, Net | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,973,934	$ 1,954,105
Revenues (as a percent)	64.50%	66.70%
Geographic Concentration Risk | Sales Revenue, Net | EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 799,602	$ 454,269
Revenues (as a percent)	17.30%	15.50%
Geographic Concentration Risk | Sales Revenue, Net | APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 467,009	$ 292,240
Revenues (as a percent)	10.10%	10.00%
Geographic Concentration Risk | Sales Revenue, Net | Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 54,612	$ 36,156
Revenues (as a percent)	1.20%	1.20%